Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

			Group
	Interest rate		2022	2021
	%	Next call date	£m	£m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	—	235
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	496	496
- £750m Perpetual Capital Securities	7.375	June 2022	—	750
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	—
			1,956	2,191